Operating Right-of-use asset, net	12 Months Ended
Mar. 31, 2023
Operating Right-of-use asset, net
Operating Right-of-use asset, net

13.Operating Right-of-use asset, net

	March 31,	Increase/	Exchange rate	March 31,
	2022	(Decrease)	translation	2023
Shenzhen Wan	$—	$211,765	$—	$211,765
Longcheng Car	—	99,580	—	99,580
Total right-of-use assets, at cost	—	311,345	—	311,345
Less: accumulated amortization	—	(138,272)	(277)	(138,549)
Right-of-use assets, net	$—	$173,073	$(277)	$172,796

The Company recognized lease expense for the operating lease right -of-use assets Shenzhen Wan for a 2 year period over a straight line basis, and the lease expense for the leasing car for a 14 months period over a straight line.